Public Offering - Additional Information (Detail) - ANDRETTI ACQUISITION CORP. [Member] - Common Class A [Member]	Jan. 18, 2022 $ / shares shares
Public Warrant [Member]
Class of warrant or right, number of securities called by each warrant or right	1
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 11.5
IPO [Member]
Stock issued during period, Shares	23,000,000
Shares issued, price per share | $ / shares	$ 10
Common stock, conversion basis	Each Unit consists of one Class A Ordinary Share and one-half of one redeemable public warrant (“Public Warrant”).
Over-Allotment Option [Member]
Stock issued during period, Shares	3,000,000